ACCOUNTS RECEIVABLE NET (Tables)	6 Months Ended
Jun. 30, 2024
ACCOUNTS RECEIVABLE NET
Schedule of Accounts Receivable
	June 30,	December 31,
	2024	2023
	(unaudited)
Accounts receivable - tailored job readiness training services	$1,567,149	$1,509,125
Accounts receivable - smart campus projects	65,332	113,435
Sub-total	1,632,481	1,622,560
Less: allowance for doubtful accounts	(169,910)	(169,330)
Accounts receivable, net	$1,462,571	$1,453,230

Schedule of Allowance for Doubtful Accounts
	June 30,	December 31,
	2024	2023
Movement of allowance for doubtful accounts	(unaudited)
Beginning balance	$169,330	$598,993
Addition	4,510	-
Reversal	-	(413,669)
Exchange rate difference	(3,930)	(15,994)
Ending balance	$169,910	$169,330